Related Party Transactions - Disclosure of Key Management Personnel Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related party transactions [abstract]
Salaries and other short-term benefits	$ 2,351	$ 2,247
Other long-term benefits	59	47
Share-based payment	1,781	1,917
Total	$ 4,191	$ 4,211